Income tax (Tables)	12 Months Ended
Sep. 30, 2019
Income tax
Schedule of reconciliation to profit before income tax

	Consolidated			Parent Entity
$m	2019	2018	2017	2019	2018
Profit before income tax	9,749	11,731	11,515	9,398	10,895
Tax at the Australian company tax rate of 30%	2,925	3,519	3,455	2,819	3,269
The effect of amounts which are not deductible/(assessable) in calculating taxable income
Hybrid capital distributions	72	69	64	72	69
Life insurance:
Tax adjustment on policyholder earnings	8	24	8	—	—
Adjustment for life business tax rates	(1)	(1)	(1)	—	—
Dividend adjustments	(1)	(1)	(3)	(664)	(604)
Other non-assessable items	(14)	(5)	(3)	(2)	(2)
Other non-deductible items	12	64	32	9	34
Adjustment for overseas tax rates	(32)	(28)	(30)	(5)	(3)
Income tax (over)/under provided in prior years	(10)	9	4	3	—
Other items	—	(18)	(8)	45	(12)
Total income tax expense	2,959	3,632	3,518	2,277	2,751
Income tax analysis
Income tax expense comprises:
Current income tax	3,370	3,704	3,404	2,711	2,806
Movement in deferred tax	(401)	(81)	110	(437)	(55)
Income tax (over)/under provision in prior years	(10)	9	4	3	—
Total income tax expense	2,959	3,632	3,518	2,277	2,751
Total Australia	2,526	3,178	3,072	2,215	2,677
Total Overseas	433	454	446	62	74
Total income tax expense[1]	2,959	3,632	3,518	2,277	2,751

1.	As the Bank Levy is not a levy on income, it is not included in income tax. It is included in Note 3.

Schedule of temporary differences attributable to deferred tax assets and deferred tax liabilities

Deferred tax assets

The balance comprises temporary differences attributable to:

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Amounts recognised in the income statements
Provisions for impairment charges on loans[1]	—	827	—	708
Provisions for expected credit losses on loans[1]	802	—	695	—
Provision for long service leave, annual leave and other employee benefits	309	323	286	301
Financial instruments	2	5	2	2
Property and equipment	195	196	173	177
Other provisions[2]	590	225	561	207
All other liabilities[2]	366	216	358	204
Total amounts recognised in the income statements	2,264	1,792	2,075	1,599
Amounts recognised directly in other comprehensive income
Investment securities	10	—	11	—
Cash flow hedges	52	50	28	31
Defined benefit	105	—	101	—
Total amounts recognised directly in other comprehensive income	167	50	140	31
Amount recognised in opening retained profits
Provision for expected credit losses on loans	266	—	227	—
Provision for impairment on credit commitments	30	—	30	—
Expected credit losses on investment securities	1	—	1	—
Financial instruments	3	—	—	—
Impact on adoption of AASB 9[1]	300	—	258	—
Gross deferred tax assets	2,731	1,842	2,473	1,630
Set-off of deferred tax assets and deferred tax liabilities	(683)	(662)	(548)	(528)
Net deferred tax assets	2,048	1,180	1,925	1,102
Movements
Opening balance	1,180	1,112	1,102	1,053
Impact on adoption of new accounting standards[1]	300	—	258	—
Restated opening balance	1,480	1,112	1,360	1,053
Recognised in the income statements	472	84	476	100
Recognised in other comprehensive income	117	(16)	109	(13)
Set-off of deferred tax assets and deferred tax liabilities	(21)	—	(20)	(38)
Closing balance	2,048	1,180	1,925	1,102

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Statutory comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.

2.	Comparatives has been restated for consistency.

Deferred tax liabilities

The balance comprises temporary differences attributable to:

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Amounts recognised in the income statements
Finance lease transactions	230	158	206	161
Property and equipment	128	135	129	135
Life insurance assets	57	51	—	—
All other assets	312	312	213	213
Total amounts recognised in the income statements	727	656	548	509
Amounts recognised directly in other comprehensive income
Available-for-sale securities	—	10	—	7
Defined benefit	—	14	—	15
Total amounts recognised directly in other comprehensive income	—	24	—	22
Gross deferred tax liabilities	727	680	548	531
Set-off of deferred tax assets and deferred tax liabilities	(683)	(662)	(548)	(528)
Net deferred tax liabilities	44	18	—	3
Movements
Opening balance	18	10	3	—
Recognised in the income statements	71	3	39	45
Recognised in other comprehensive income	(24)	5	(22)	(4)
Set-off of deferred tax assets and deferred tax liabilities	(21)	—	(20)	(38)
Closing balance	44	18	—	3

Schedule of unrecognised deferred tax balances

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Unrecognised deferred tax asset
Tax losses on revenue account	291	190	237	151
Unrecognised deferred tax liability
Gross retained earnings of subsidiaries which the Parent Entity does not intend to
distribute in the foreseeable future	51	58	—	—